As filed with the Securities and Exchange Commission on February 24, 2023

File No. 333-191940

File No. 811-22906

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 53	☒

(Check appropriate box or boxes)

Virtus Alternative Solutions Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary

Virtus Alternative Solutions Trust

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Arie Heijkoop, Esq.

Haynes and Boone, LLP

800 17th Street, NW

Suite 500

Washington, DC 20006-3962

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 24, 2023 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Signature Page

This filing incorporates by reference Parts A, B and C of Registrant’s Post-Effective Amendment No. 46 filed with the Securities and Exchange Commission on December 12, 2022 as Accession No. 0000930413-22-002079. This Post-Effective Amendment No. 47 is being filed for the sole purpose of delaying the effectiveness of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement until March 24, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 24th day of February, 2023.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 24th day of February, 2023.

Signature	Title

/s/ George R. Aylward	Trustee, President and Chief Executive Officer
George R. Aylward /s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley *	Trustee
Donald C. Burke *	Trustee
Sarah E. Cogan *	Trustee
Deborah A. DeCotis *	Trustee
F. Ford Drummond *	Trustee
Sydney E. Harris *	Trustee
John R. Mallin *	Trustee
Connie D. McDaniel *	Trustee
Philip McLoughlin

*	Trustee
Geraldine M. McNamara *	Trustee
R. Keith Walton *	Trustee
Brian T. Zino

*By:

/s/ George R. Aylward

George R. Aylward, Attorney-In-Fact, pursuant to a power of attorney